Loans and borrowings - Summary of Loans and Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,980,441	$ 1,670,807
Current maturities	(172,885)	(254,854)
Loans and borrowings long-term	1,807,556	1,415,953
2035 | Long term fixed rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	1,062,898
2035 | Long term variable rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 917,543
2034 | Long term fixed rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		1,077,395
2034 | Long term variable rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 593,412
Bottom of range | 2035 | Long term fixed rate debt
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	0.97%
Bottom of range | 2035 | Long term variable rate debt
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	4.89%
Bottom of range | 2034 | Long term fixed rate debt
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		1.74%
Bottom of range | 2034 | Long term variable rate debt
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		5.71%
Top of range | 2035 | Long term fixed rate debt
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	4.91%
Top of range | 2035 | Long term variable rate debt
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	5.87%
Top of range | 2034 | Long term fixed rate debt
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		4.91%
Top of range | 2034 | Long term variable rate debt
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		6.05%